Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 3,830
2018	2,616
2019	2,232
2020	1,963
2021	1,831
Thereafter	2,122
Total, Future minimum lease payments	$ 14,594